Convertible Redeemable Preferred Shares - Schedule of Aggregate Preferred Shares Series (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Convertible redeemable preferred shares value	$ 2,861,748,733	$ 2,326,363,413
Series A-1 [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares value	$ 485,488,380	$ 352,502,820
Convertible redeemable preferred shares per share (in Dollars per share)	$ 31.98	$ 23.22
Series A-2 [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares value	$ 456,377,760	$ 334,164,240
Convertible redeemable preferred shares per share (in Dollars per share)	$ 32.04	$ 23.46
Series A-3 [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares value	$ 90,666,213	$ 66,479,127
Convertible redeemable preferred shares per share (in Dollars per share)	$ 32.05	$ 23.5
Series B-1 [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares value	$ 423,255,328	$ 318,883,816
Convertible redeemable preferred shares per share (in Dollars per share)	$ 32.28	$ 24.32
Series B-2 [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares value	$ 295,908,795	$ 230,272,497
Convertible redeemable preferred shares per share (in Dollars per share)	$ 32.55	$ 25.33
Series B-3 [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares value	$ 68,775,000	$ 55,965,000
Convertible redeemable preferred shares per share (in Dollars per share)	$ 32.75	$ 26.65
Series C [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares value	$ 458,577,648	$ 395,627,568	$ 371,816,016	$ 325,277,607
Convertible redeemable preferred shares per share (in Dollars per share)	$ 33.51	$ 28.91
Series D [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares value	$ 582,699,609	$ 572,468,345	$ 406,656,821	$ 405,189,642
Convertible redeemable preferred shares per share (in Dollars per share)	$ 44.95	$ 48.73